                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: May 31
-------------------------------------------------------------------------------

                  Date of reporting period: February 28, 2005
-------------------------------------------------------------------------------

This Form N-Q pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 2/28/05

MFS(R) INTERNATIONAL DIVERSIFICATION FUND

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective , and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS International Diversification Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2005

ISSUER                                                                                                   SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 98.6%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund - Class I++                                                               589,301     $ 16,052,558
-----------------------------------------------------------------------------------------------------------------------------------
MFS International Growth Fund - Class I++*                                                               2,472,751       52,966,333
-----------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                             935,222       21,295,003
-----------------------------------------------------------------------------------------------------------------------------------
MFS International Value Fund - Class I++                                                                 2,035,353       53,122,705
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                                4,489,333       74,343,359
-----------------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $203,993,399)                                                                     $217,779,958
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                 PAR AMOUNT        $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 2.61%, dated 02/28/05, due 03/01/05, total to be received
  $1,118,081 (secured by various U.S. Treasury and Federal Agency obligations
  in a jointly traded account), at Cost                                                               $  1,118,000     $  1,118,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $205,111,399)                                                                      $218,897,958
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.9%                                                                                     1,983,759
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $220,881,717
-----------------------------------------------------------------------------------------------------------------------------------

    *   Non-income producing security.
    ++ Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL DIVERSIFICATION FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 2-28-2005
(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $205,111,399
                                               ============
Gross unrealized appreciation                  $ 13,786,559

Gross unrealized depreciation                            --
                                               ------------
  Net unrealized appreciation (depreciation)   $ 13,786,559
                                               ============

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended February 28, 2005, is set forth below:

                                      BEGINNING         ACQUISITIONS                            DISPOSITIONS
                                      SHARE/PAR          SHARES/PAR                              SHARES/PAR
AFFILIATE                               AMOUNT             AMOUNT                COST              AMOUNT            COST
-------------------------------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund             --            589,301           $ 13,618,750                 --          $--
MFS International Growth Fund                --          2,472,751             49,783,919                 --           --
MFS International Value Fund                 --          2,035,353             49,547,032                 --           --
                                                                             ------------                           -----
                                                                             $112,949,701                             $--
                                                                             ============                           =====

                                        ENDING         REALIZED
                                      SHARE/PAR          GAIN             DIVIDEND            ENDING
AFFILIATE                               AMOUNT          (LOSS)             INCOME              VALUE
-------------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund        589,301             $--           $ 40,738         $ 16,052,558
MFS International Growth Fund         2,472,751              --                 --         $ 52,966,333
MFS International Value Fund          2,035,353              --            654,170         $ 53,122,705
                                                       ------------------------------------------------
                                                            $--           $694,908         $122,141,596
                                                       ================================================


(C) 2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 2/28/05

MFS(R) INTERNATIONAL GROWTH FUND

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective , and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS International Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2005

ISSUER                                                                                                   SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.1%
-----------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard^                                                                                              13,300     $  1,903,444
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                                         144,370     $  1,096,157
-----------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.                                                                       14,600        1,082,475
-----------------------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc.                                                                                     264,000        1,245,891
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,424,523
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                                                              21,170     $  1,062,496
-----------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                                          51,600        2,010,358
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,072,854
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 18.1%
-----------------------------------------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                                                28,300     $  1,915,292
-----------------------------------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                                                 12,350        1,416,293
-----------------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                                  97,370        2,567,693
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Queensland Ltd.^                                                                                   117,794          942,020
-----------------------------------------------------------------------------------------------------------------------------------
Bank Rakyat Indonesia                                                                                    6,522,000        2,306,024
-----------------------------------------------------------------------------------------------------------------------------------
Close Brothers Group PLC                                                                                   115,710        1,839,396
-----------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                              92,830        1,524,139
-----------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                              49,520        2,703,601
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V.                                                                      666,470        1,371,226
-----------------------------------------------------------------------------------------------------------------------------------
Hana Bank                                                                                                   37,750        1,080,450
-----------------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                                                     176,380        3,143,146
-----------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                          36,570        2,910,972
-----------------------------------------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A.*                                                             193,600        1,844,500
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                            82,884        2,840,670
-----------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.^                                                                                         286,000        1,678,246
-----------------------------------------------------------------------------------------------------------------------------------
Standard Chartered PLC                                                                                     108,550        1,991,611
-----------------------------------------------------------------------------------------------------------------------------------
Taishin Financial Holdings Co. Ltd.                                                                        928,000          877,838
-----------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                              29,660        2,115,225
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG^                                                                                                     41,159        3,577,040
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 38,645,382
-----------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 5.0%
-----------------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A.^*                                                                               21,712     $  1,668,755
-----------------------------------------------------------------------------------------------------------------------------------
Astro All Asia Networks PLC*                                                                               700,200        1,022,661
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                                    50,350        3,245,058
-----------------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., "B"^                                                                                     143,398        2,487,717
-----------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                              188,800        2,173,840
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 10,598,031
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Dale Carnegie & Co. AB                                                                                       3,340     $     42,152
-----------------------------------------------------------------------------------------------------------------------------------
Schroders PLC                                                                                              153,460        2,171,060
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,213,212
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                                        77,760     $  1,986,768
-----------------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                              40,870        1,786,019
-----------------------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP.^                                                                                             60,600        2,627,847
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,400,634
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                                     41,500     $    918,395
-----------------------------------------------------------------------------------------------------------------------------------
SAP AG                                                                                                      13,000        2,113,573
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,031,968
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A                                                                                          109,100     $  1,464,532
-----------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                                                267,630        2,083,975
-----------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V.*                                                                     186,940          967,860
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,516,367
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Accord Customer Care Solutions Ltd.*                                                                     1,912,000     $    317,784
-----------------------------------------------------------------------------------------------------------------------------------
AmorePacific, Inc.                                                                                           5,330        1,231,020
-----------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                                       89,540        2,822,667
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,371,471
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                                                 12,900     $  1,571,981
-----------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                                           38,700        2,115,321
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,687,302
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.9%
-----------------------------------------------------------------------------------------------------------------------------------
ASML Holding N.V.*                                                                                          74,520     $  1,379,539
-----------------------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                                                 41,000        2,166,467
-----------------------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                                               39,300        2,174,451
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                                11,930        6,258,945
-----------------------------------------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                                                           42,900        1,691,935
-----------------------------------------------------------------------------------------------------------------------------------
Stanley Electric Co. Ltd.                                                                                   66,300        1,028,153
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 14,699,490
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                               1,941,000     $  1,126,166
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                                27,170        1,802,228
-----------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                                       45,030        1,546,212
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,474,606
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                                     242,301     $  2,617,521
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A.^                                                                                                 17,530        4,165,115
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,782,636
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.                                                                             1,025,000     $    775,415
-----------------------------------------------------------------------------------------------------------------------------------
Groupe Danone^                                                                                              22,110        2,204,753
-----------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.                                                                                                 13,708        3,807,778
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,787,946
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
OPAP S.A.                                                                                                   39,080     $  1,242,884
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.^                                                                       96,930     $  2,250,386
-----------------------------------------------------------------------------------------------------------------------------------
St. James's Place Capital PLC                                                                              264,280        1,229,358
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,479,744
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Heiwa Corp.                                                                                                 30,800     $    535,127
-----------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                            7,600          843,919
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,379,046
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                                                         25,120     $  1,253,390
-----------------------------------------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                                                          337,000        1,548,461
-----------------------------------------------------------------------------------------------------------------------------------
Neopost S.A.^                                                                                               14,540        1,214,827
-----------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                                  47,300        2,062,480
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,079,158
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Straumann Holding AG^                                                                                        5,870     $  1,415,676
-----------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                               18,000        2,178,295
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,593,971
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.+                                                                                         26,100     $    873,985
-----------------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd.^                                                                                         185,050        2,804,443
-----------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                             40,270        1,409,450
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,087,878
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                                           22,130     $  1,455,048
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.5%
-----------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                             75,240     $  2,964,841
-----------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                             100,400        1,468,542
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG^                                                                                          40,660        4,290,138
-----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                                             49,810        3,986,743
-----------------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                                                    103,000        1,207,821
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 13,918,085
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier N.V                                                                                           72,600     $  1,090,974
-----------------------------------------------------------------------------------------------------------------------------------
Reuters Group PLC                                                                                          154,200        1,223,405
-----------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                             314,600        2,861,858
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,176,237
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.^                                                                                           2,100     $     34,998
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                                       137,000     $  1,510,784
-----------------------------------------------------------------------------------------------------------------------------------
Kaneka Corp.                                                                                                95,000        1,082,181
-----------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                                                         10,897        1,959,528
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,552,493
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 5.7%
-----------------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                                       176,500     $  1,261,676
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V.                                                                                 238,720        2,063,490
-----------------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"                                                                                    67,470        2,379,250
-----------------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC                                                                                             367,915        2,061,507
-----------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                                    68,600        2,032,008
-----------------------------------------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd.                                                                                 40,860        1,216,432
-----------------------------------------------------------------------------------------------------------------------------------
RONA, Inc.*                                                                                                 26,570        1,066,807
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 12,081,170
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 4.5%
-----------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, ADR                                                                                29,080     $  1,165,817
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                                       3,210,650        8,408,688
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,574,505
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 4.6%
-----------------------------------------------------------------------------------------------------------------------------------
AKF Sistema*                                                                                                56,080     $  1,059,912
-----------------------------------------------------------------------------------------------------------------------------------
CSR PLC*                                                                                                   197,610        1,452,911
-----------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A.^*                                                                                            22,080        1,177,687
-----------------------------------------------------------------------------------------------------------------------------------
Nokia Oyj                                                                                                  131,410        2,138,413
-----------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                                                                    25,370        1,677,211
-----------------------------------------------------------------------------------------------------------------------------------
Spirent PLC*                                                                                               843,810        1,106,996
-----------------------------------------------------------------------------------------------------------------------------------
ZTE Corp.*                                                                                                 313,300        1,150,915
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,764,045
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                                                                      470,400     $  1,533,659
-----------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                                        1,357,000        2,188,575
-----------------------------------------------------------------------------------------------------------------------------------
Starhub Ltd.*                                                                                            1,265,000          926,654
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A.                                                                                            211,376        3,893,456
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  8,542,344
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB^                                                                                          138,250     $  1,638,560
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                                                             85,670     $  2,261,429
-----------------------------------------------------------------------------------------------------------------------------------
Suez S.A.^                                                                                                 101,150        2,741,094
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,002,523
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $172,734,491)                                                                           $207,212,555
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Porsche AG^                                                                                                  1,564     $  1,130,173
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $746,555)                                                                     $  1,130,173
-----------------------------------------------------------------------------------------------------------------------------------

RIGHTS - 0.1%                                     STRIKE PRICE      FIRST EXERCISE
-----------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A.*                         EUR          34.65              2/28/05                             22,080     $     65,102
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 18.2%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                               38,828,052     $ 38,828,052
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                 PAR AMOUNT        $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.61%, dated 02/28/2005, due 03/01/2005, total to be received
  $6,548,475 (secured by various U.S. Treasury and Federal Agency obligations
  in a jointly traded account), at Cost                                                               $  6,548,000     $  6,548,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $218,857,098)                                                                      $253,783,882
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (19.0)%                                                                                (40,442,871)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $213,341,011
-----------------------------------------------------------------------------------------------------------------------------------

    *   Non-income producing security.
    ^   All or a portion of this security is on loan.
    +   Restricted security.
    ~ As of February 28, 2005, 3 securities representing $3,893,425 and 1.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
        ADR = American Depository Receipt
        GDR = Global Depository Receipt
        EUR = Euro

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2005, are as follows:

  Great Britain       19.2%
  Japan               15.6%
  France               9.0%
  Switzerland          7.2%
  South Korea          4.7%
  Sweden               4.0%
  Spain                3.7%
  Mexico               3.6%
  Canada               3.3%
  Other               29.7%

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $219,962,026
                                               ============
Gross unrealized appreciation                  $ 35,242,843

Gross unrealized depreciation                    (1,420,987)
                                               ------------
  Net unrealized appreciation (depreciation)   $ 33,821,856
                                               ============

(2) Restricted Securities

At February 28, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.4% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                         DATE OF       SHARE/PRINCIPAL
DESCRIPTION            ACQUISITION          AMOUNT           COST         VALUE
--------------------------------------------------------------------------------
Aber Diamond Corp.      12/7/2004           26,100         $908,305     $873,985


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 2/28/05

MFS(R) EMERGING MARKETS EQUITY FUND

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Emerging Markets Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2005

ISSUER                                                                                                   SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 94.3%
-----------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Anadolu Efes Biracilik ve Malt Sanayii A.S.                                                                 46,700     $    994,899
-----------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR^                                                                     57,900        1,743,948
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.                                                                                  418,270        1,276,729
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,015,576
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd.                                                                                      34,810     $  2,006,470
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 21.2%
-----------------------------------------------------------------------------------------------------------------------------------
Absa Group Ltd.                                                                                            128,370     $  1,759,333
-----------------------------------------------------------------------------------------------------------------------------------
African Bank Investments Ltd.                                                                              321,690          965,070
-----------------------------------------------------------------------------------------------------------------------------------
Akbank                                                                                                     171,761        1,074,262
-----------------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                                               360,460        1,139,683
-----------------------------------------------------------------------------------------------------------------------------------
Bank Colombia S.A., ADR^                                                                                    65,300        1,045,453
-----------------------------------------------------------------------------------------------------------------------------------
Bank Hapoalim B.M.                                                                                         199,070          725,141
-----------------------------------------------------------------------------------------------------------------------------------
Bank Leumi le-Israel B.M.                                                                                  270,230          798,308
-----------------------------------------------------------------------------------------------------------------------------------
Bank Rakyat Indonesia                                                                                    4,921,500        1,740,121
-----------------------------------------------------------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.                                                                      981,866        1,173,682
-----------------------------------------------------------------------------------------------------------------------------------
Fubon Financial Holding Co. Ltd.                                                                         1,163,000        1,232,903
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V.                                                                      701,330        1,442,949
-----------------------------------------------------------------------------------------------------------------------------------
Hana Bank                                                                                                   48,690        1,393,566
-----------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                                                                                                44,080        2,036,149
-----------------------------------------------------------------------------------------------------------------------------------
Krung Thai Bank PLC                                                                                      5,772,800        1,508,440
-----------------------------------------------------------------------------------------------------------------------------------
LIC Housing Finance Ltd.                                                                                   359,190        2,052,397
-----------------------------------------------------------------------------------------------------------------------------------
Mega Financial Holding Co. Ltd.                                                                          1,569,000        1,061,237
-----------------------------------------------------------------------------------------------------------------------------------
Nedcor Ltd.                                                                                                120,400        1,661,105
-----------------------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk                                                                                 4,037,500        1,427,564
-----------------------------------------------------------------------------------------------------------------------------------
PT Bank Danamon Tbk                                                                                      2,976,000        1,534,186
-----------------------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd.                                                                            64,620        1,913,833
-----------------------------------------------------------------------------------------------------------------------------------
Standard Bank Group Ltd.                                                                                   227,033        2,515,761
-----------------------------------------------------------------------------------------------------------------------------------
Taishin Financial Holdings Co. Ltd.                                                                      1,428,000        1,350,811
-----------------------------------------------------------------------------------------------------------------------------------
Thai Military Bank PLC*                                                                                 12,950,000        1,475,359
-----------------------------------------------------------------------------------------------------------------------------------
Turkiye Is Bankasi A.S.                                                                                    189,600        1,348,886
-----------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A.                                                                 47,570        1,793,389
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 36,169,588
-----------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                                    26,170     $  1,686,657
-----------------------------------------------------------------------------------------------------------------------------------
TV Azteca S.A. de C.V., ADR                                                                                124,740        1,125,155
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,811,812
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
CITIC Pacific Ltd.                                                                                         502,000     $  1,454,690
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Formosa Chemicals & Fibre Corp.                                                                            364,920     $    729,120
-----------------------------------------------------------------------------------------------------------------------------------
Sasol Ltd.                                                                                                 135,040        3,399,283
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,128,403
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                                                 358,512     $    583,477
-----------------------------------------------------------------------------------------------------------------------------------
High Tech Computer Corp.                                                                                   136,800          823,042
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,406,519
-----------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Barloworld Ltd.                                                                                             57,000     $  1,041,724
-----------------------------------------------------------------------------------------------------------------------------------
Koor Industries Ltd.*                                                                                        9,660          538,718
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,580,442
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 3.5%
-----------------------------------------------------------------------------------------------------------------------------------
Corporacion GEO S.A. de C.V.*                                                                              646,700     $  1,627,523
-----------------------------------------------------------------------------------------------------------------------------------
Gujarat Ambuja Cements Ltd.*                                                                                74,030          762,443
-----------------------------------------------------------------------------------------------------------------------------------
Land & Houses Public Co. Ltd.                                                                            2,379,500          634,202
-----------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                                                189,060        1,472,168
-----------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V.*                                                                     293,600        1,520,079
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,016,415
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V.                                                                      449,620     $  1,491,851
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 10.1%
-----------------------------------------------------------------------------------------------------------------------------------
AU Optronics Corp.                                                                                         703,800     $  1,115,910
-----------------------------------------------------------------------------------------------------------------------------------
MediaTek, Inc.                                                                                             113,712          854,120
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                                20,790       10,907,247
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                                              2,483,000        4,407,846
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 17,285,123
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 3.8%
-----------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                               1,809,000     $  1,049,580
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                                                                                53,120        1,037,015
-----------------------------------------------------------------------------------------------------------------------------------
Polski Koncern Naftowy Orlen S.A.                                                                           36,300        1,157,607
-----------------------------------------------------------------------------------------------------------------------------------
PTT Public Co.                                                                                             272,000        1,535,197
-----------------------------------------------------------------------------------------------------------------------------------
Reliance Industries Ltd.                                                                                   138,770        1,768,578
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,547,977
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 6.0%
-----------------------------------------------------------------------------------------------------------------------------------
LUKOIL, ADR^                                                                                                29,190     $  4,079,303
-----------------------------------------------------------------------------------------------------------------------------------
PetroChina Co. Ltd.                                                                                      3,758,000        2,373,129
-----------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR^                                                                              76,850        3,750,280
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 10,202,712
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR^                                                                                 30,650     $  1,174,508
-----------------------------------------------------------------------------------------------------------------------------------
Votorantim Celulose e Papel S.A., ADR                                                                       93,275        1,380,470
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,554,978
-----------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
LG Electronics, Inc.                                                                                        21,620     $  1,700,329
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Genting Berhad                                                                                             253,600     $  1,308,042
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.                                                                            485,800     $  1,784,241
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
China Life Insurance*                                                                                    1,251,000     $    874,203
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Group Ltd.                                                                                         121,811        1,369,324
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Fire & Marine Insurance Co. Ltd.                                                                    19,580        1,598,367
-----------------------------------------------------------------------------------------------------------------------------------
Sanlam Group                                                                                               753,400        1,734,119
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,576,013
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                                               22,950     $  1,549,039
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 8.4%
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum Corp. of China Ltd.                                                                             2,222,000     $  1,481,514
-----------------------------------------------------------------------------------------------------------------------------------
China Steel Corp.                                                                                        1,220,550        1,453,036
-----------------------------------------------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A.^                                                                        39,900        1,028,622
-----------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                            100,560        3,519,600
-----------------------------------------------------------------------------------------------------------------------------------
Mechel Steel Group OAO^*                                                                                    37,500        1,198,125
-----------------------------------------------------------------------------------------------------------------------------------
Mining and Metallurgical Co. Norilsk Nickel, ADR^                                                           28,480        1,879,680
-----------------------------------------------------------------------------------------------------------------------------------
POSCO, ADR^                                                                                                 70,430        3,820,828
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 14,381,405
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                                           14,300     $    940,225
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                                                        247,819     $  1,154,877
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd.                                                                          55,330     $    606,499
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR^                                                                  170,090        5,121,410
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,727,909
-----------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                                               14,160     $  1,247,545
-----------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Wan Hai Lines Ltd.                                                                                         514,450     $    600,604
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
IOI Corp.                                                                                                  226,000     $    529,316
-----------------------------------------------------------------------------------------------------------------------------------
LG Chemical Ltd.                                                                                            19,520          913,330
-----------------------------------------------------------------------------------------------------------------------------------
Nan Ya Plastics Corp.                                                                                      397,000          605,849
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,048,495
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V.                                                                                 158,270     $  1,368,082
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 5.3%
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Info Service PLC                                                                                  457,700     $  1,315,574
-----------------------------------------------------------------------------------------------------------------------------------
Celular CRT Participacoes S.A.                                                                                   0                9
-----------------------------------------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                                                          981,000        3,201,217
-----------------------------------------------------------------------------------------------------------------------------------
MTN Group Ltd.                                                                                             106,000          873,403
-----------------------------------------------------------------------------------------------------------------------------------
Partner Communication Co. Ltd.^*                                                                           156,600        1,400,004
-----------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                                                                          8,090        1,457,730
-----------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications^*                                                                                     22,100          886,210
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,134,147
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 6.4%
-----------------------------------------------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.*                                                                           1,025,000     $  1,557,401
-----------------------------------------------------------------------------------------------------------------------------------
China Telecom Corp. Ltd.                                                                                 3,824,000        1,470,948
-----------------------------------------------------------------------------------------------------------------------------------
Golden Telecom, Inc.^                                                                                       27,200          801,312
-----------------------------------------------------------------------------------------------------------------------------------
KT Corp., ADR^                                                                                              37,650          873,857
-----------------------------------------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                                                         61,800        1,464,251
-----------------------------------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk.                                                                         1,687,000          805,935
-----------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes, ADR^                                                                        73,270        1,208,222
-----------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V., ADR                                                                       23,800          933,198
-----------------------------------------------------------------------------------------------------------------------------------
Telekomunikacja Polska S.A.                                                                                236,100        1,831,665
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 10,946,789
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
British American Tobacco PLC                                                                                50,600     $    609,197
-----------------------------------------------------------------------------------------------------------------------------------
ITC Ltd.                                                                                                    26,570          788,361
-----------------------------------------------------------------------------------------------------------------------------------
KT&G Corp., ADR                                                                                             42,190        1,329,332
-----------------------------------------------------------------------------------------------------------------------------------
PT Hanjaya Mandala Sampoerna Tbk                                                                           985,000          866,694
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,593,584
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
YTL Power International Berhad                                                                           1,264,120     $    605,447
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $117,033,955)                                                                           $161,339,329
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Banco Bradesco S.A.                                                                                         31,300     $    989,948
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Bradespar S.A.                                                                                              46,820     $  1,862,313
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $2,279,156)                                                                   $  2,852,261
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 14.0%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                               23,889,600     $ 23,889,600
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                 PAR AMOUNT        $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.4%
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.61%, dated 02/28/05, due 03/01/05, total to be received $7,451,540
  (secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
  account), at Cost                                                                                   $  7,451,000     $  7,451,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments ~ (Identified Cost, $150,653,711)                                                                    $195,532,190
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (14.4)%                                                                                (24,539,882)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $170,992,308
-----------------------------------------------------------------------------------------------------------------------------------

    *   Non-income producing security.
    ~ As of February 28, 2005, the fund had twelve securities representing $14,342,667 and 8.4% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
    ^   All or a portion of this security is on loan.

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2005, are as follows:

  South Korea           19.3%
  Brazil                10.8%
  Taiwan                10.0%
  South Africa           9.7%
  Mexico                 8.3%
  China                  7.0%
  Thailand               5.3%
  Russia                 5.2%
  Israel                 5.0%
  Other                 19.4%

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS EMERGING MARKETS EQUITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $151,162,386
                                               ============
Gross unrealized appreciation                  $ 44,536,767

Gross unrealized depreciation                      (166,963)
                                               ------------
  Net unrealized appreciation (depreciation)   $ 44,369,804
                                               ============


(C) 2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 2/28/05

MFS(R) INTERNATIONAL VALUE FUND

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS International Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2005

ISSUER                                                                                                   SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 95.7%
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                                                  509,600     $  2,277,462
-----------------------------------------------------------------------------------------------------------------------------------
Thai Airways International Public Co. Ltd.                                                                 872,800        1,123,214
-----------------------------------------------------------------------------------------------------------------------------------
TPG N.V.                                                                                                   128,460        3,595,229
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,995,905
-----------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                                 131,364     $  1,869,822
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Impact 21 Co. Ltd.^                                                                                         58,800     $  1,373,398
-----------------------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.                                                                                          398,900        2,272,010
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,645,408
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 4.5%
-----------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                                                              37,610     $  1,887,599
-----------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                                                 46,740        2,003,677
-----------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin^                                                             26,540        1,895,634
-----------------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A.^                                                                                   31,690        2,077,862
-----------------------------------------------------------------------------------------------------------------------------------
Renault S.A.^*                                                                                              21,940        1,988,646
-----------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                                          50,900        1,983,085
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 11,836,503
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 14.3%
-----------------------------------------------------------------------------------------------------------------------------------
Acom Co. Ltd.                                                                                               15,080     $  1,037,909
-----------------------------------------------------------------------------------------------------------------------------------
BNP Paribas^                                                                                                38,500        2,795,800
-----------------------------------------------------------------------------------------------------------------------------------
Close Brothers Group PLC                                                                                    73,860        1,174,123
-----------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A.^*                                                                                     111,669        3,316,189
-----------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                              56,860          933,562
-----------------------------------------------------------------------------------------------------------------------------------
DNB Holding A.S.A.^                                                                                        166,500        1,697,802
-----------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                              18,770        1,024,770
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V.*                                                                     409,480          842,483
-----------------------------------------------------------------------------------------------------------------------------------
Hana Bank                                                                                                   47,800        1,368,093
-----------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                                                                 103,390        2,103,060
-----------------------------------------------------------------------------------------------------------------------------------
JACCS Co. Ltd.                                                                                             186,000        1,278,399
-----------------------------------------------------------------------------------------------------------------------------------
Joyo Bank                                                                                                  170,000          909,683
-----------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                                                                                                24,220        1,118,774
-----------------------------------------------------------------------------------------------------------------------------------
Krung Thai Bank PLC                                                                                      3,946,700        1,031,278
-----------------------------------------------------------------------------------------------------------------------------------
Krungthai Card PLC                                                                                       1,283,500          831,743
-----------------------------------------------------------------------------------------------------------------------------------
LIC Housing Finance Ltd.                                                                                   153,130          874,978
-----------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB                                                                                             293,690        3,094,097
-----------------------------------------------------------------------------------------------------------------------------------
Promise Co. Ltd.                                                                                            15,650        1,092,122
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                           127,488        4,369,376
-----------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                                          187,000        1,097,315
-----------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                              71,840        5,123,324
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 37,114,880
-----------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Findexa Ltd.^                                                                                              230,060     $    949,496
-----------------------------------------------------------------------------------------------------------------------------------
Pages Jaunes S.A.^                                                                                         103,760        2,624,827
-----------------------------------------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                                                            138,400        2,493,360
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,067,683
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
ICAP PLC                                                                                                   213,920     $  1,202,752
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
PHS Group PLC                                                                                              808,350     $  1,312,970
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                                 37,119     $  4,159,502
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Corporacion GEO S.A. de C.V.*                                                                              245,640     $    618,192
-----------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A.^                                                                                         73,840        1,307,263
-----------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A.                                                                                         218,760        2,936,582
-----------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                                                                  346,000        2,570,201
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  7,432,238
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                                       44,294     $  1,396,328
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Bodycote International PLC                                                                                 289,290     $  1,016,224
-----------------------------------------------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd.                                                                                        10,220        1,256,516
-----------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A.^                                                                                    14,483        1,157,286
-----------------------------------------------------------------------------------------------------------------------------------
Vestas Wind Systems^*                                                                                       41,780          557,915
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,987,941
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Brother Industries Ltd.                                                                                     87,000     $    767,855
-----------------------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                                                 31,000        1,638,061
-----------------------------------------------------------------------------------------------------------------------------------
MediaTek, Inc.                                                                                             145,000        1,089,132
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                                 4,700        2,465,804
-----------------------------------------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                                                           26,200        1,033,303
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,994,155
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                               4,856,000     $  2,817,446
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                                47,150        3,127,532
-----------------------------------------------------------------------------------------------------------------------------------
PTT Public Co.                                                                                             199,700        1,127,128
-----------------------------------------------------------------------------------------------------------------------------------
Santos Ltd.^                                                                                               213,068        1,501,495
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  8,573,601
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 7.8%
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                                 82,282     $  5,341,747
-----------------------------------------------------------------------------------------------------------------------------------
LUKOIL, ADR*                                                                                                 5,700          796,575
-----------------------------------------------------------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt., GDR                                                                        12,940        1,128,368
-----------------------------------------------------------------------------------------------------------------------------------
Repsol YPF S.A.^                                                                                            73,810        2,010,958
-----------------------------------------------------------------------------------------------------------------------------------
Statoil A.S.A                                                                                              203,650        3,701,802
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                                            61,212        7,296,470
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 20,275,920
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Carrefour S.A.^                                                                                             34,900     $  1,829,097
-----------------------------------------------------------------------------------------------------------------------------------
Lawson, Inc.^                                                                                               40,600        1,546,815
-----------------------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets PLC                                                                          507,440        2,184,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,560,812
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc.*                                                                            129,570     $    937,094
-----------------------------------------------------------------------------------------------------------------------------------
Greencore Group PLC                                                                                        234,356        1,015,135
-----------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.                                                                                                 17,073        4,742,500
-----------------------------------------------------------------------------------------------------------------------------------
Unilever PLC                                                                                               298,500        2,855,975
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,550,704
-----------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Merloni Elettrodomestici S.p.A.                                                                             42,390     $    702,163
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
OPAP S.A.                                                                                                   38,600     $  1,227,618
-----------------------------------------------------------------------------------------------------------------------------------
Star Cruises Ltd.*                                                                                       1,235,000          358,150
-----------------------------------------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                                                              86,880        1,007,015
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,592,783
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
Aviva PLC                                                                                                  137,540     $  1,713,179
-----------------------------------------------------------------------------------------------------------------------------------
Benfield Group PLC                                                                                         305,100        1,596,647
-----------------------------------------------------------------------------------------------------------------------------------
Hiscox PLC                                                                                                 439,900        1,507,239
-----------------------------------------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                                                                           298,370        2,160,763
-----------------------------------------------------------------------------------------------------------------------------------
Legal & General Group PLC                                                                                  482,890        1,095,290
-----------------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.^                                                                       70,100        1,627,485
-----------------------------------------------------------------------------------------------------------------------------------
St. James's Place Capital PLC                                                                              215,580        1,002,819
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 10,703,422
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Heiwa Corp.                                                                                                103,500     $  1,798,234
-----------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                           19,900        2,209,735
-----------------------------------------------------------------------------------------------------------------------------------
Tamron Co. Ltd.^                                                                                            31,800        1,211,545
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,219,514
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Alfa Laval AB^                                                                                              60,560     $  1,067,788
-----------------------------------------------------------------------------------------------------------------------------------
ASSA ABLOY AB, "B"^                                                                                        105,050        1,606,293
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                                               19,710        1,330,351
-----------------------------------------------------------------------------------------------------------------------------------
MINEBEA CO., LTD.                                                                                          231,000        1,056,986
-----------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                                  34,850        1,519,607
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,581,025
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                         107,170     $  2,671,849
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                                                        837,000     $  3,373,158
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique S.A.^*                                                                    16,300     $  1,551,955
-----------------------------------------------------------------------------------------------------------------------------------
Fugro N.V.                                                                                                  10,291          958,007
-----------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                                           16,010        1,052,658
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,562,620
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.8%
-----------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                             58,960     $  2,323,326
-----------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                             102,700        1,502,183
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG^                                                                                          22,200        2,342,377
-----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo^                                                                                          26,278        2,103,265
-----------------------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                                 22,400        1,638,521
-----------------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                                                    213,000        2,497,727
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 12,407,399
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                          128,070     $  1,303,503
-----------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                             387,940        3,529,019
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  4,832,522
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
British Vita PLC*                                                                                          166,680     $  1,089,334
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
EDION Corp.^                                                                                               130,700     $  1,536,396
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V.                                                                                 116,390        1,006,072
-----------------------------------------------------------------------------------------------------------------------------------
Lindex AB                                                                                                   28,730        1,456,636
-----------------------------------------------------------------------------------------------------------------------------------
Matalan PLC                                                                                                388,120        1,751,340
-----------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                                    33,350          987,864
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,738,308
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 4.4%
-----------------------------------------------------------------------------------------------------------------------------------
KDDI Corp.                                                                                                     419     $  2,153,860
-----------------------------------------------------------------------------------------------------------------------------------
MobilCom AG^                                                                                                66,390        1,495,603
-----------------------------------------------------------------------------------------------------------------------------------
MobileOne Ltd.                                                                                             923,340        1,102,665
-----------------------------------------------------------------------------------------------------------------------------------
O2 PLC*                                                                                                    733,560        1,706,160
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                                       1,894,681        4,962,167
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 11,420,455
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
AFK Sistema##*                                                                                              43,590     $    823,851
-----------------------------------------------------------------------------------------------------------------------------------
ZTE Corp.*                                                                                                 220,000          808,175
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,632,026
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 5.5%
-----------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                                                                      17,670     $    600,780
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG^*                                                                                      159,020        3,333,673
-----------------------------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                                                                      182,609          595,365
-----------------------------------------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                                                         66,760        1,581,770
-----------------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V.                                                                                             352,230        3,411,996
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                                                                          390,712        1,819,655
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A.                                                                                            160,306        2,952,768
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 14,296,007
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Altadis S.A.^                                                                                               17,560     $    738,810
-----------------------------------------------------------------------------------------------------------------------------------
British American Tobacco PLC                                                                               148,350        2,723,264
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC                                                                                  61,720        1,646,699
-----------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB^*                                                                                         149,280        1,769,290
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,878,063
-----------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Singapore Post Ltd.                                                                                      3,611,200     $  1,989,550
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.5%
-----------------------------------------------------------------------------------------------------------------------------------
Fortum Corp.                                                                                               170,130     $  3,264,482
-----------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                                                             61,960        1,635,556
-----------------------------------------------------------------------------------------------------------------------------------
Kelda Group PLC                                                                                            122,280        1,417,332
-----------------------------------------------------------------------------------------------------------------------------------
Severn Trent PLC                                                                                            76,440        1,340,764
-----------------------------------------------------------------------------------------------------------------------------------
Suez S.A.^                                                                                                 109,140        2,957,618
-----------------------------------------------------------------------------------------------------------------------------------
Tohoku Electric Power Co., Inc.                                                                            154,300        2,847,752
-----------------------------------------------------------------------------------------------------------------------------------
United Utilities PLC, "A"                                                                                  115,540          988,305
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 14,451,809
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $199,883,890)                                                                           $249,119,131
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                 PAR AMOUNT        $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 2.6%, due 3/01/05, at Amortized Cost                                            $  7,346,000     $  7,346,000
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                   SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 19.9%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                               51,682,198     $ 51,682,198
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $258,912,088)                                                                      $308,147,329
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (18.4)%                                                                                (47,931,840)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $260,215,489
-----------------------------------------------------------------------------------------------------------------------------------

    *   Non-income producing security.
    ^   All or a portion of this security is on loan.
    ##  SEC Rule 144A restriction.

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2005, are as follows:

  Great Britain        24.4%
  Japan                17.8%
  France               12.1%
  Sweden                4.8%
  Switzerland           4.3%
  South Korea           3.7%
  Germany               3.6%
  Netherlands           3.1%
  Spain                 2.8%
  Other                23.4%

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS International Value Fund
SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $259,460,498
                                               ============
Gross unrealized appreciation                  $ 49,604,496

Gross unrealized depreciation                      (917,665)
                                               ------------
  Net unrealized appreciation (depreciation)   $ 48,686,831
                                               ============


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 2/28/05

MFS(R) CONSERVATIVE ALLOCATION FUND

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Conservative Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2005

ISSUER                                                                                                   SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 100.0%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                                 5,478,756     $ 52,815,209
-----------------------------------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I++                                                  7,854,915       79,256,089
-----------------------------------------------------------------------------------------------------------------------------------
MFS Limited Maturity Fund - Class I++                                                                   16,289,410      105,881,164
-----------------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund++                                                                                 52,921,955       52,921,955
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                                                         2,542,745       26,444,551
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                              3,892,436       80,262,035
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                                1,651,067       27,341,671
-----------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                                                     1,420,375       26,532,605
-----------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                                 3,403,541       80,425,673
-----------------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $491,225,246)                                                                     $531,880,952
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                 PAR AMOUNT        $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 2.6%, due 3/01/05, at Amortized Cost                                            $    422,000     $    422,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $491,647,246)                                                                      $532,302,952
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                                                    (464,981)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $531,837,971
-----------------------------------------------------------------------------------------------------------------------------------

    *   Non-income producing security.
    ++ Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CONSERVATIVE ALLOCATION FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED)
(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $491,679,454
                                               ============
Gross unrealized appreciation                  $ 47,290,351

Gross unrealized depreciation                    (6,666,853)
                                               ------------
  Net unrealized appreciation (depreciation)   $ 40,623,498
                                               ============

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended February 28, 2005, is set forth below:

                                                BEGINNING        ACQUISITIONS                      DISPOSITIONS
                                                SHARE/PAR         SHARES/PAR                        SHARES/PAR
AFFILIATE                                         AMOUNT            AMOUNT             COST           AMOUNT          COST
----------------------------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund      5,990,428         1,876,998       $19,091,373        12,511        $133,334
MFS Limited Maturity Fund                       12,170,793         4,131,599        27,183,027        12,982          89,443
MFS Money Market Fund                           40,158,804        12,777,857        12,777,857        14,706          14,706
                                                                                   -----------                      --------
                                                                                   $59,052,257                      $237,483
                                                                                   ===========                      ========

                                                  ENDING         REALIZED
                                                SHARE/PAR          GAIN             DIVIDEND            ENDING
AFFILIATE                                         AMOUNT          (LOSS)             INCOME              VALUE
-----------------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund      7,854,915       $ (6,473)         $2,439,687        $ 79,256,089
MFS Limited Maturity Fund                       16,289,410         (3,729)          3,143,485         105,881,164
MFS Money Market Fund                           52,921,955             --             505,777          52,921,955
                                                                 ------------------------------------------------
                                                                 $(10,202)         $6,088,949        $238,059,208
                                                                 ================================================


(C) 2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 02/28/05

MFS(R) MODERATE ALLOCATION FUND

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Moderate Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2005

ISSUER                                                                                                   SHARES         $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.9%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I++                                                              15,344,667   $  147,922,593
-----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I                                                                          18,528,908       74,486,209
-----------------------------------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I++                                                 14,664,909      147,968,928
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I*                                                                       8,535,171       73,999,930
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I++                                                                       5,406,854       74,344,245
-----------------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund++                                                                                 74,124,303       74,124,303
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I++                                                                      14,239,371      148,089,454
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I++                                                                           10,804,822      222,795,437
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I++                                                              9,169,032      151,839,169
-----------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I++*                                                                   7,918,009      147,908,415
-----------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                                 9,448,498      223,268,006
-----------------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $1,326,176,322)                                                                 $1,486,746,689
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                 PAR AMOUNT       $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 2.6%, due 3/01/05, at Amortized Cost                                            $  3,494,000   $    3,494,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,329,670,322)                                                                  $1,490,240,689
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                                                  (1,903,829)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $1,488,336,860
-----------------------------------------------------------------------------------------------------------------------------------

    *   Non-income producing security.
    ++ Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MODERATE ALLOCATION FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $1,330,009,516
                                               ==============
Gross unrealized appreciation                  $  166,448,498

Gross unrealized depreciation                      (6,217,325)
                                               --------------
  Net unrealized appreciation (depreciation)   $  160,231,173
                                               ==============

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended February 28, 2005, is set forth below:

                                                 BEGINNING       ACQUISITIONS                     DISPOSITIONS
                                                 SHARE/PAR        SHARES/PAR                       SHARES/PAR
AFFILIATE                                          AMOUNT           AMOUNT            COST           AMOUNT           COST
-----------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund                   11,061,526        4,283,141      $ 41,480,213           --        $       --
MFS Intermediate Investment Grade Bond Fund      10,446,349        4,218,560        42,934,240           --                --
MFS Mid Cap Value Fund                            4,146,995        1,281,691        17,016,377       21,832           303,689
MFS Money Market Fund                            52,508,925       21,615,378        21,615,378           --                --
MFS Research Bond Fund                           10,289,099        3,950,272        41,193,367           --                --
MFS Research Fund                                 8,745,323        2,065,020        38,726,965        5,521           105,482
MFS Research International Fund                   7,491,650        1,722,768        26,206,460       45,386           730,928
MFS Strategic Growth Fund                         5,909,878        2,014,241        35,971,992        6,110           116,412
                                                                                  ------------                     ----------
                                                                                  $265,144,992                     $1,256,511
                                                                                  ============                     ==========

                                                   ENDING         REALIZED
                                                 SHARE/PAR          GAIN             DIVIDEND             ENDING
AFFILIATE                                          AMOUNT          (LOSS)             INCOME               VALUE
--------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund                   15,344,667        $    --          $ 3,914,509       $  147,922,593
MFS Intermediate Investment Grade Bond Fund      14,664,909             --            4,353,152          147,968,928
MFS Mid Cap Value Fund                            5,406,854            782            5,741,424           74,344,245
MFS Money Market Fund                            74,124,303             --              681,111           74,124,303
MFS Research Bond Fund                           14,239,371             --            5,056,161          148,089,454
MFS Research Fund                                10,804,822            924            1,026,956          222,795,437
MFS Research International Fund                   9,169,032         (3,857)           6,774,707          151,839,169
MFS Strategic Growth Fund                         7,918,009         (5,695)                  --          147,908,415
                                                                  --------------------------------------------------
                                                                   $(7,846)         $27,548,020       $1,114,992,544
                                                                  ==================================================


(C) 2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 2/28/05

MFS(R) GROWTH ALLOCATION FUND

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective , and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Growth Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2005

ISSUER                                                                                                   SHARES         $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 100.0%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                                 7,603,052   $   73,293,425
-----------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I                                                                          18,341,762       73,733,885
-----------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                           3,286,098       74,824,444
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I++*                                                                    16,904,783      146,564,464
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I++                                                                      10,686,586      146,940,557
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I++                                                                      14,109,926      146,743,231
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                              7,122,122      146,858,147
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I++                                                             13,536,320      224,161,467
-----------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I++*                                                                  11,763,708      219,746,064
-----------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                                 9,331,946      220,513,882
-----------------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $1,285,977,766)                                                                 $1,473,379,566
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                 PAR AMOUNT       $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 2.6%, due 3/01/05, at Amortized Cost                                            $  3,256,000   $    3,256,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,289,233,766)                                                                  $1,476,635,566
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.2)%                                                                                  (3,188,910)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $1,473,446,656
-----------------------------------------------------------------------------------------------------------------------------------

    *   Non-income producing security.
    ++ Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GROWTH ALLOCATION FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/05

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $1,289,292,601
                                               ==============
Gross unrealized appreciation                  $  189,452,702

Gross unrealized depreciation                      (2,109,737)
                                               --------------
  Net unrealized appreciation (depreciation)   $  187,342,965
                                               ==============

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended February 28, 2005, is set forth below:

                                      BEGINNING      ACQUISITIONS                    DISPOSITIONS
                                      SHARE/PAR       SHARES/PAR                      SHARES/PAR
AFFILIATE                               AMOUNT          AMOUNT           COST           AMOUNT          COST
--------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund              11,416,537        5,493,395     $ 45,359,960        5,149        $ 44,744
MFS Mid Cap Value Fund                7,386,289        3,301,007       44,052,211          710          10,159
MFS Research Bond Fund                9,303,809        4,806,117       50,152,190           --              --
MFS Research International Fund       9,992,752        3,544,966       53,941,082        1,398          22,461
MFS Strategic Growth Fund             7,941,706        3,824,392       68,738,424        2,390          45,718
                                                                     ------------                     --------
                                                                     $262,243,867                     $123,082
                                                                     ============                     ========

                                       ENDING      REALIZED
                                     SHARE/PAR       GAIN          DIVIDEND         ENDING
AFFILIATE                              AMOUNT       (LOSS)          INCOME           VALUE
---------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund              16,904,783     $(1,931)     $        --     $146,564,464
MFS Mid Cap Value Fund               10,686,586         142       11,100,885      146,940,557
MFS Research Bond Fund               14,109,926          --        4,796,213      146,743,231
MFS Research International Fund      13,536,320         205        9,790,319      224,161,467
MFS Strategic Growth Fund            11,763,708      (3,083)              --      219,746,064
                                                   ------------------------------------------
                                                    $(4,667)     $25,687,417     $884,155,783
                                                   ==========================================


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 2/28/05

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Aggressive Growth Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2005

ISSUER                                                                                                   SHARES          $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 100.0%
-----------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                           2,885,154     $ 65,694,950
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I*                                                                      11,128,640       96,485,309
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I++                                                                       7,031,653       96,685,235
-----------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Fund - Class I*                                                                        2,007,472       32,199,845
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                              3,124,376       64,424,637
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                                3,958,871       65,558,896
-----------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*++                                                                   6,885,437      128,619,970
-----------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                                 4,091,033       96,671,104
-----------------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $549,244,419)                                                                     $646,339,946
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                 PAR AMOUNT        $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 2.6%, due 3/01/05, at Amortized Cost                                            $  2,052,000     $  2,052,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $551,296,419)                                                                      $648,391,946
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.3)%                                                                                  (2,090,749)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $646,301,197
-----------------------------------------------------------------------------------------------------------------------------------

    *   Non-income producing security.
    ++ Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS AGGRESSIVE GROWTH ALLOCATION FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $551,618,885
                                               ============
Gross unrealized appreciation                  $ 96,773,061

Gross unrealized depreciation                            --
                                               ------------
  Net unrealized appreciation (depreciation)   $ 96,773,061
                                               ============

(2) Transactions in Securities of Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended February 28, 2005, is set forth below:

                               BEGINNING      ACQUISITIONS                   DISPOSITIONS
                               SHARE/PAR       SHARES/PAR                     SHARES/PAR
AFFILIATE                        AMOUNT          AMOUNT           COST          AMOUNT         COST
-----------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund      4,649,870       2,256,585      $40,746,419      (21,018)      $401,013
MFS Mid Cap Value Fund         4,845,150       2,214,868       29,691,088      (28,365)       399,889
                                                              -----------                    --------
                                                              $70,437,507                    $800,902
                                                              ===========                    ========

                                 ENDING      REALIZED
                               SHARE/PAR       GAIN         DIVIDEND         ENDING
AFFILIATE                        AMOUNT       (LOSS)         INCOME           VALUE
--------------------------------------------------------------------------------------
MFS Strategic Growth Fund      6,885,437     $(26,942)     $       --     $128,619,970
MFS Mid Cap Value Fund         7,031,653      (18,566)      7,297,179       96,685,235
                                             -----------------------------------------
                                             $(45,508)     $7,297,179     $225,305,205
                                             =========================================


(C) 2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  MFS SERIES TRUST X
             -------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President

Date: April 22, 2005
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President (Principal Executive Officer)

Date: April 22, 2005
      --------------

By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 22, 2005
      --------------


* Print name and title of each signing officer under his or her signature.